Goodwill and Other Intangibles - Expected Future Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Jan. 02, 2016
Expected future amortization expense
2017	$ 30,217
2018	28,441
2019	25,173
2020	23,595
2021	18,833
Thereafter	86,184
Total	$ 212,443	$ 212,016